                                                                    Exhibit 99.3

EXHIBIT C

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  ADVANTASERIES
                          PERIOD ENDING AUGUST 31, 2006

Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of September 20, 2006 and with respect to the performance of the Trust during the Monthly Period of August 1, 2006 through August 31, 2006 is set forth below.

The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.

The Record Date with respect to the current Payment Date is September 19, 2006.

The Determination Date with respect to the current calendar month is September 12, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of           Included in Exhibit 4.1 to the Form 8-K
August 1, 2000.                         filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the Master           Included in Exhibit 4.1 to the Form 8-K
Indenture, dated as of May 9, 2006.     filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

AdvantaSeries Indenture Supplement,     Included in Exhibit 4.1 to the Form 8-K
dated as of November 1, 2004.           filed with the SEC on November 12, 2004
                                        by Advanta Business Receivables Corp.

Transfer and Servicing Agreement        Included in Exhibit 4.3 to the Form 8-K
("TSA"), dated as of August 1, 2000.    filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the TSA, dated as    Included in Exhibit 4.3 to the Form 8-K
of May 9, 2006.                         filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

Trust Agreement, dated as of            Included in Exhibit 4.4 to the Form 8-K
August 1, 2000.                         filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the Trust            Included in Exhibit 4.2 to the Form 8-K
Agreement, dated as of May 9, 2006.     filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                                      Total amount of
                    CUSIP Number   principal to be paid   Per $1,000
                    ------------   --------------------   ----------
NOTHING TO REPORT

II. Information regarding the current monthly interest distribution to the Noteholders

                                     Total amount of
                    CUSIP Number   interest to be paid   Per $1,000
                    ------------   -------------------   ----------
2005-A1              00761H BJ 9      $1,123,958.33        4.49583
2005-A2              00761H BK 6      $1,022,812.50        4.54583
2005-A3              00761H BM 2      $  979,166.67        3.91667
2005-A4              00761H BN 0      $  593,750.00        3.95833
2005-A5              00761H BP 5      $  897,500.00        4.48750
2006-A1              00761H BQ 3      $  858,333.33        4.29167
2006-A2              00761H BR 1      $1,113,541.67        4.45417
2006-A3              00761H BS 9      $1,104,166.67        4.41667
2006-A4              00761H BT 7      $1,343,750.00        4.47917
2005-B1              00761H BH 3      $  475,416.67        4.75417
2006-B1                               $  471,250.00        4.71250
2006-B2              00761H BU 4      $  814,817.92        6.51854
2004-C1              00761H BG 5      $  531,250.00        5.31250
2005-C1              00761H BL 4      $  486,250.00        4.86250
2004-D1                               $   86,041.67        8.60417
2005-D1                               $  122,083.33        6.10417
2005-D2                               $  152,604.17        6.10417
2006-D1                               $   96,562.50        6.43750
2006-D2                               $  157,812.50        6.31250

III. Information regarding the performance of the Advanta Business Card Master Trust

     1.  The aggregate amount of such Collections with
         respect to Principal Receivables for the Monthly
         Period preceding such Payment Date                    $  941,470,046.62
                                                               -----------------
     2.  The aggregate amount of such Collections with
         respect to Finance Charge and Administrative
         Receivables for the Monthly Period preceding such
         Payment Date                                          $   70,402,239.78
                                                               -----------------
     2a. Interchange for the Monthly Period preceding such
         Payment Date (included in the amount shown above on
         line item III. 2.)                                    $   17,626,049.10
                                                               -----------------
     2b. Recoveries for the Monthly Period preceding such
         Payment Date (included in the amount shown above on
         line item III. 2.)                                    $    1,237,725.49
                                                               -----------------
     3.  The Defaulted Amount for the Monthly Period
         preceding such Payment Date                           $   14,964,376.09
                                                               -----------------
     4.  The annualized percentage equivalent of a fraction,
         the numerator of which is the Defaulted Amount less
         Recoveries for the preceding Monthly Period, and
         the denominator is the average Receivables for the
         preceding Monthly Period                                           3.80%
                                                               -----------------
     5.  The total amount of Principal Receivables in the
         Trust at the beginning of the preceding Monthly
         Period                                                $4,222,214,291.17
                                                               -----------------
     6.  The total amount of Principal Receivables in the
         Trust as of the last day of the preceding Monthly
         Period                                                $4,327,080,636.74
                                                               -----------------
     7.  The total amount of Finance Charge and
         Administrative Receivables in the Trust at the
         beginning of the preceding Monthly Period             $   59,776,168.01
                                                               -----------------
     8.  The total amount of Finance Charge and
         Administrative Receivables in the Trust as of the
         last day of the preceding Monthly Period              $   59,790,935.60
                                                               -----------------
     9.  The aggregated Adjusted Invested Amounts of all
         Series of Notes outstanding as of the last day of
         the preceding Monthly Period                          $3,401,718,346.00
                                                               -----------------

     10. The Transferor Interest as of the end of the
         Monthly Period preceding such Payment Date            $  925,362,290.74
                                                               -----------------
     11. The transferor percentage as of the end of the
         Monthly Period preceding such Payment Date                        21.39%
                                                               -----------------
     12. The Required Transferor Percentage                                 6.00%
                                                               -----------------
     13. The Required Transferor Interest                      $  259,624,838.20
                                                               -----------------
     14. The monthly principal payment rate for the Monthly
         Period preceding such Payment Date                                22.30%
                                                               -----------------
     15. The balance in the Excess Funding Account as of the
         end of the Monthly Period preceding such Payment
         Date                                                  $              --
                                                               -----------------
     16. The aggregate outstanding balance of the Accounts
         which were delinquent as of the end of the Monthly
         Period preceding such Payment Date:

                                                 Percentage of        Aggregate
                                               Total Receivables   Account Balance
                                               -----------------   ---------------
(a) Delinquent between 30 days and 59 days           0.84%         $ 36,873,456.61
(b) Delinquent between 60 days and 89 days           0.62%         $ 27,264,722.09
(c) Delinquent between 90 days and 119 days          0.48%         $ 21,082,515.97
(d) Delinquent between 120 days and 149 days         0.39%         $ 17,306,100.37
(e) Delinquent between 150 days and 179 days         0.36%         $ 15,804,487.07
(f) Delinquent 180 days or greater                   0.00%         $            --
                                                     ----          ---------------
(g) Aggregate                                        2.69%         $118,331,282.11
                                                     ====          ===============

IV.  Information regarding the AdvantaSeries

     1. AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date

                           Initial           Outstanding           Adjusted
                          Principal           Principal          Outstanding           Invested       Adjusted Invested
                           Balance             Balance        Principal Balance         Amount              Amount
                      -----------------   -----------------   -----------------   -----------------   -----------------
2005-A1               $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2005-A2               $  225,000,000.00   $  225,000,000.00   $  225,000,000.00   $  225,000,000.00   $  225,000,000.00
2005-A3               $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2005-A4               $  150,000,000.00   $  150,000,000.00   $  150,000,000.00   $  150,000,000.00   $  150,000,000.00
2005-A5               $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00
2006-A1               $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00
2006-A2               $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2006-A3               $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2006-A4               $  300,000,000.00   $  300,000,000.00   $  300,000,000.00   $  300,000,000.00   $  300,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class A         $2,075,000,000.00   $2,075,000,000.00   $2,075,000,000.00   $2,075,000,000.00   $2,075,000,000.00
2005-B1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
2006-B1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
2006-B2               $  125,000,000.00   $  125,000,000.00   $  125,000,000.00   $  125,000,000.00   $  125,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class B         $  325,000,000.00   $  325,000,000.00   $  325,000,000.00   $  325,000,000.00   $  325,000,000.00
2004-C1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
2005-C1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class C         $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00
2004-D1               $   10,000,000.00   $   10,000,000.00   $   10,000,000.00   $   10,000,000.00   $   10,000,000.00
2005-D1               $   20,000,000.00   $   20,000,000.00   $   20,000,000.00   $   20,000,000.00   $   20,000,000.00
2005-D2               $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00
2006-D1               $   15,000,000.00   $   15,000,000.00   $   15,000,000.00   $   15,000,000.00   $   15,000,000.00
2006-D2               $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class D         $   95,000,000.00   $   95,000,000.00   $   95,000,000.00   $   95,000,000.00   $   95,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total AdvantaSeries   $2,695,000,000.00   $2,695,000,000.00   $2,695,000,000.00   $2,695,000,000.00   $2,695,000,000.00
                      =================   =================   =================   =================   =================

     2.  Weighted Average Floating Allocation Amount for the
         related Monthly Period                                $2,662,741,935.48
                                                               -----------------
     3.  The Floating Investor Percentage with respect to
         the period:

     August 1, 2006 through August 8, 2006                            60.8685354%
                                                               -----------------
     August 9, 2006 through August 20, 2006                           64.2075873%
                                                               -----------------
     August 21, 2006 through August 31, 2006                          61.7324122%
                                                               -----------------
     4.  The Fixed Investor Percentage with respect to the
         period:

     August 1, 2006 through August 8, 2006                            60.8685354%
                                                               -----------------
     August 9, 2006 through August 20, 2006                           64.2075873%
                                                               -----------------
     August 21, 2006 through August 31, 2006                          61.7324122%
                                                               -----------------
     5.  The amount of Investor Principal Collections
         applicable to the AdvantaSeries                       $  586,789,471.55
                                                               -----------------
     6a. The amount of Available Finance Charge Collections
         on deposit in the Collection Account for the
         related Monthly Period                                $   32,271,992.35
                                                               -----------------
     6b. Pursuant to Section 8.04(a) of the Master
         Indenture, the amount of Available Finance Charge
         Collections not on deposit in the Collection
         Account for the related Monthly Period                $   11,830,798.41
                                                               -----------------
     7.  The AdvantaSeries Defaulted Amount for the related
         Monthly Period                                        $    9,258,777.11
                                                               -----------------
     8.  The AdvantaSeries Monthly Servicing Fee for the
         related Monthly Period                                $    4,436,111.33
                                                               -----------------

     9.  AdvantaSeries performance for the related Monthly
         Period

            a. The cash yield for the related Monthly Period               19.87%
                                                               -----------------
            b. The default rate for the related Monthly
               Period                                                       4.17%
                                                               -----------------
            c. The Net Portfolio Yield for the related
               Monthly Period                                              15.70%
                                                               -----------------
            d. The Base Rate for the related Monthly Period                 7.43%
                                                               -----------------
            e. The Excess Spread Percentage for the related
               Monthly Period                                               8.27%
                                                               -----------------
            f. The Quarterly Excess Spread Percentage                       8.08%
                                                               -----------------
               i)   Excess Spread Percentage related to
                    Aug-06                                                  8.27%
                                                               -----------------
               ii)  Excess Spread Percentage related to
                    Jul-06                                                  8.17%
                                                               -----------------
               iii) Excess Spread Percentage related to
                    Jun-06                                                  7.81%
                                                               -----------------
            g. The average Excess Spread Amount for the
               three preceding Monthly Periods                 $   16,383,619.65
                                                               -----------------
               i)   Excess Spread Amount related to
                    Aug-06                                     $   17,976,834.39
                                                               -----------------
               ii)  Excess Spread Amount related to
                    Jul-06                                     $   16,956,965.98
                                                               -----------------
               iii) Excess Spread Amount related to
                    Jun-06                                     $   14,217,058.57
                                                               -----------------
     10. Floating interest rate determinations:

     LIBOR for all Tranches with an Interest Period from
     August 21, 2006 through and including September 19,
     2006                                                                5.32500%
                                                               -----------------
     LIBOR for the 2006-B2 Tranche for the period from
     August 9, 2006 through and including August 20, 2006                5.36813%
                                                               -----------------
     LIBOR for the 2006-B2 Tranche for the period from
     August 21, 2006 through and including September 19,
     2006                                                                5.32500%
                                                               -----------------

     11. Required interest payments

                                                                                 Amounts withdrawn from
                       Required interest amounts     Interest shortfalls and   the Collection ccount for
                      with respect to the current   additional interest from      payment of required      Unpaid required interest
                            Interest Period               prior periods             interest amounts                amounts
                      ---------------------------   ------------------------   -------------------------   ------------------------
2005-A1                      $ 1,123,958.33                    $--                   $ 1,123,958.33                   $--
2005-A2                      $ 1,022,812.50                    $--                   $ 1,022,812.50                   $--
2005-A3                      $   979,166.67                    $--                   $   979,166.67                   $--
2005-A4                      $   593,750.00                    $--                   $   593,750.00                   $--
2005-A5                      $   897,500.00                    $--                   $   897,500.00                   $--
2006-A1                      $   858,333.33                    $--                   $   858,333.33                   $--
2006-A2                      $ 1,113,541.67                    $--                   $ 1,113,541.67                   $--
2006-A3                      $ 1,104,166.67                    $--                   $ 1,104,166.67                   $--
2006-A4                      $ 1,343,750.00                    $--                   $ 1,343,750.00                   $--
                             --------------                    ---                   --------------                   ---
Total Class A                $ 9,036,979.17                    $--                   $ 9,036,979.17                   $--
2005-B1                      $   475,416.67                    $--                   $   475,416.67                   $--
2006-B1                      $   471,250.00                    $--                   $   471,250.00                   $--
2006-B2                      $   814,817.92                    $--                   $   814,817.92                   $--
                             --------------                    ---                   --------------                   ---
Total Class B                $ 1,761,484.59                    $--                   $ 1,761,484.59                   $--
2004-C1                      $   531,250.00                    $--                   $   531,250.00                   $--
2005-C1                      $   486,250.00                    $--                   $   486,250.00                   $--
                             --------------                    ---                   --------------                   ---
Total Class C                $ 1,017,500.00                    $--                   $ 1,017,500.00                   $--
2004-D1                      $    86,041.67                    $--                   $    86,041.67                   $--
2005-D1                      $   122,083.33                    $--                   $   122,083.33                   $--
2005-D2                      $   152,604.17                    $--                   $   152,604.17                   $--
2006-D1                      $    96,562.50                    $--                   $    96,562.50                   $--
2006-D2                      $   157,812.50                    S--                   $   157,812.50                   $--
                             --------------                    ---                   --------------                   ---
Total Class D                $   615,104.17                    $--                   $   615,104.17                   $--
                             --------------                    ---                   --------------                   ---
Total AdvantaSeries          $12,431,067.93                    $--                   $12,431,067.93                   $--
                             ==============                    ===                   ==============                   ===

     12. Principal Funding Account

                                   Required
                                  Principal       Actual     Principal
                    Beginning      Deposit       Deposit      Funding
                    Principal     Amount to       to the    Sub-Account  Amount Withdrawn    Withdrawals         Ending
                     Funding    the Principal   Principal      Amount       for Payment      of Coverage   Principal Funding
                   Sub-Account     Funding       Funding      prior to    of Principal to  Funding Excess     Sub-Account
                     Amount      Sub-Account   Sub-Account  Withdrawals     Noteholders         Amount           Amount
                   -----------  -------------  -----------  -----------  ----------------  --------------  -----------------
NOTHING TO REPORT

     13. Coverage Funding Required Amounts

            a. Coverage Funding Amount as of the end of the
               related Monthly Period                          $              --
                                                               -----------------
            b. The Coverage Funding Amount for the Class A
               Notes as of the end of the related Monthly
               Period                                          $              --
                                                               -----------------
            c. The Coverage Funding Amount for the Class B
               Notes as of the end of the related Monthly
               Period                                          $              --
                                                               -----------------
            d. The Coverage Funding Amount for the Class C
               Notes as of the end of the related Monthly
               Period                                          $              --
                                                               -----------------

     14. Cash Collateral Account

            a. Beginning Cash Collateral Account balance
               (ending balance as of the previous Payment
               Date)                                           $   60,637,500.00
                                                               -----------------
            b. Deposit into the Cash Collateral Account on
               the Closing Date of Tranches issued prior to
               the Payment Date                                $              --
                                                               -----------------
            c. Interest earnings since the preceding Payment
               Date                                            $      266,754.67
                                                               -----------------
            d. Amounts deposited to cover a Cash Collateral
               Account Deficit                                 $              --
                                                               -----------------
            e. PFA Earnings Shortfall withdrawn and treated
               as Available Finance Charge Collections         $              --
                                                               -----------------
            f. Amounts withdrawn to cover interest payments,
               Monthly Servicing Fee and AdvantaSeries
               Defaulted Amount                                $              --
                                                               -----------------
            g. Amounts withdrawn at the date of issuance of
               a Foreclosure Certificate or at the Final
               Maturity Date of a Tranche                      $              --
                                                               -----------------
            h. Excess amount over the Required Cash
               Collateral Account Amount paid to the holder
               of the Trust Beneficial Interest                $      266,754.67
                                                               -----------------
            i. Ending Cash Collateral Account balance on the
               related Payment Date                            $   60,637,500.00
                                                               =================
            j. The Required Cash Collateral Account Amount
               on the related Payment Date                     $   60,637,500.00
                                                               -----------------
            k. The Available Cash Collateral Account Amount
               on the related Payment Date                     $   60,637,500.00
                                                               -----------------
            l. Has a Portfolio Decline Event occurred with
               respect to the Monthly Period preceding such
               Payment Date                                                   NO
                                                               -----------------

     15. Spread Account

            a. Beginning Spread Account balance (ending
               balance as of the previous Payment Date)        $              --
                                                               -----------------
            b. On the Closing Date for a Tranche, the
               initial deposit into the Spread Account         $              --
                                                               -----------------
            c. Interest earnings since the preceding Payment
               Date                                            $              --
                                                               -----------------
            d. Amount deposited from Available Finance
               Charge Collections to cover the excess of
               the Required Spread Account Amount over the
               Spread Account balance                          $              --
                                                               -----------------
            e. Amounts withdrawn to cover interest payments,
               Monthly Servicing Fee and AdvantaSeries
               Defaulted Amount                                $              --
                                                               -----------------
            f. Amounts withdrawn at the date of issuance of
               a Foreclosure Certificate or at the Final
               Maturity Date of a Tranche                      $              --
                                                               -----------------
            g. Withdrawal of excess amount over the Required
               Spread Account Amount and deposited into the
               Cash Collateral Account                         $              --
                                                               -----------------
            h. Withdrawal of excess amount over the Required
               Spread Account Amount and paid to the holder
               of the Trust Beneficial Interest                $              --
                                                               -----------------
            i. Ending Spread Account balance on the related
               Payment Date                                    $              --
                                                               =================
            j. The Required Spread Account Amount on the
               related Payment Date                            $              --
                                                               -----------------

     16. Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

                                                                                Excess of Subordinated
          Required subordination   Required Subordinated                          Notes over Required
                percentage                 Amount          Subordinated Notes     Subordinated Amount
          ----------------------   ---------------------   ------------------   ----------------------
Class A          21.5805%               $447,795,375          $620,000,000           $172,204,625
Class B           8.9918%               $215,803,200          $295,000,000           $ 79,196,800
Class C           3.6269%               $ 94,299,400          $ 95,000,000           $    700,600

     17. Adjusted Invested Amount

                                                      Increase
                                        Initial       from the                    Reductions
                                       Principal    withdrawal of                   due to
                                     Balances and   the Coverage   Increase from reallocation  Reduction due
                     Beginning      any increases  Funding Excess reimbursements of Available   to amounts
                      Adjusted         from the      Amount from    of Adjusted    Principal  deposited into  Ending Adjusted
                  Invested Amount    issuance of    the Principal    Invested    Collections   the Principal  Invested Amount
                  for the related   any additional     Funding        Amount     and Investor    Funding      for the related
                   Monthly Period        Notes       Sub-Account      Deficit     Charge-Offs   Sub-Account    Monthly Period
                 ----------------- --------------- -------------- -------------- ------------ -------------- -----------------
2005-A1          $  250,000,000.00 $            --       $--            $--           $--           $--      $  250,000,000.00
2005-A2          $  225,000,000.00 $            --       $--            $--           $--           $--      $  225,000,000.00
2005-A3          $  250,000,000.00 $            --       $--            $--           $--           $--      $  250,000,000.00
2005-A4          $  150,000,000.00 $            --       $--            $--           $--           $--      $  150,000,000.00
2005-A5          $  200,000,000.00 $            --       $--            $--           $--           $--      $  200,000,000.00
2006-A1          $  200,000,000.00 $            --       $--            $--           $--           $--      $  200,000,000.00
2006-A2          $  250,000,000.00 $            --       $--            $--           $--           $--      $  250,000,000.00
2006-A3          $  250,000,000.00 $            --       $--            $--           $--           $--      $  250,000,000.00
2006-A4          $  300,000,000.00 $            --       $--            $--           $--           $--      $  300,000,000.00
                 ----------------- ---------------       ---            ---           ---           ---      -----------------
Total Class A    $2,075,000,000.00 $            --       $--            $--           $--           $--      $2,075,000,000.00
2005-B1          $  100,000,000.00 $            --       $--            $--           $--           $--      $  100,000,000.00
2006-B1          $  100,000,000.00 $            --       $--            $--           $--           $--      $  100,000,000.00
2006-B2          $              -- $125,000,000.00       $--            $--           $--           $--      $  125,000,000.00
                 ----------------- ---------------       ---            ---           ---           ---      -----------------
Total Class B    $  200,000,000.00 $125,000,000.00       $--            $--           $--           $--      $  325,000,000.00
2004-C1          $  100,000,000.00 $            --       $--            $--           $--           $--      $  100,000,000.00
2005-C1          $  100,000,000.00 $            --       $--            $--           $--           $--      $  100,000,000.00
                 ----------------- ---------------       ---            ---           ---           ---      -----------------
Total Class C    $  200,000,000.00 $            --       $--            $--           $--           $--      $  200,000,000.00
2004-D1          $   10,000,000.00 $            --       $--            $--           $--           $--      $   10,000,000.00
2005-D1          $   20,000,000.00 $            --       $--            $--           $--           $--      $   20,000,000.00
2005-D2          $   25,000,000.00 $            --       $--            $--           $--           $--      $   25,000,000.00
2006-D1          $   15,000,000.00 $            --       $--            $--           $--           $--      $   15,000,000.00
2006-D2          $   25,000,000.00 $            --       $--            $--           $--           $--      $   25,000,000.00
                 ----------------- ---------------       ---            ---           ---           ---      -----------------
Total Class D    $   95,000,000.00 $            --       $--            $--           $--           $--      $   95,000,000.00
                 ----------------- ---------------       ---            ---           ---           ---      -----------------
Total
   AdvantaSeries $2,570,000,000.00 $125,000,000.00       $--            $--           $--           $--      $2,695,000,000.00
                 ================= ===============       ===            ===           ===           ===      =================

                                        Advanta Bank Corp. as Servicer


                                        By: /s/ DAVID B. WEINSTOCK
                                            ------------------------------------
                                        Name: David B. Weinstock
                                        Title: Vice President